Analysis of performance by segment - Short-term fluctuations in investment returns on shareholder-backed business (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ (1,124)	£ 9
Operating segments | Asia
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	420	(326)
Operating segments | US
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(1,521)	244
Operating segments | Jackson (US insurance operations)
Analysis of operating segments
Related credit (charge) for amortisation of deferred acquisition costs	476	(199)
Short-term fluctuations in investment returns on shareholder-backed business	(1,521)	244
Operating segments | Jackson (US insurance operations) | Net equity hedge result
Analysis of operating segments
Fair value movements on equity hedge instruments	(2,466)	(375)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	227	505
Fee assessments net of claim payments	284	253
Short-term fluctuations in investment returns on shareholder-backed business	(1,955)	383
Operating segments | Jackson (US insurance operations) | Other than equity-related derivatives
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	433	(183)
Operating segments | Jackson (US insurance operations) | Debt securities
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	11	6
Operating segments | Jackson (US insurance operations) | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(7)	31
Operating segments | Jackson (US insurance operations) | Other items
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	(3)	7
Unallocated to a segment (central or other operations)
Analysis of operating segments
Short-term fluctuations in investment returns on shareholder-backed business	£ (23)	£ 91